Condensed Statements of Expenses (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended	108 Months Ended		3 Months Ended	12 Months Ended	108 Months Ended	3 Months Ended	12 Months Ended	108 Months Ended	3 Months Ended	12 Months Ended	111 Months Ended		3 Months Ended	12 Months Ended	111 Months Ended	3 Months Ended	12 Months Ended	111 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011		Mar. 31, 2012 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Mar. 31, 2012 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense	Mar. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Mar. 31, 2012 Predecessor		Mar. 31, 2011 Predecessor Research and Development Expense	Dec. 31, 2010 Predecessor Research and Development Expense	Mar. 31, 2012 Predecessor Research and Development Expense	Mar. 31, 2011 Predecessor General and Administrative Expense	Dec. 31, 2010 Predecessor General and Administrative Expense	Mar. 31, 2012 Predecessor General and Administrative Expense
Expenses:
Research and development expenses	$ 1,017	$ 6,190	$ 32,873	[1]							$ 1,941	$ 6,046	$ 33,890	[2]
Stock-based compensation expense	214	2,109	17,966	[3]	38	513	2,920 [1]	77	1,675	9,060 [1]	1,314	4,368			246	1,084	2,958 [2]	1,099	2,541	9,137 [2]
Research and development non-employee stock-based compensation expense (income)	99	(79)	5,984	[1]							(31)	743	6,083	[2]
Fair value of Parent Company common stock issued in exchange for licensing rights			3,954	[1]									3,954	[2]
Total research and development expense	1,154	6,624	45,731	[1]							2,156	7,873	46,885	[2]
General and administrative expense	674	4,357	25,467	[1]							1,921	5,493	26,141	[2]
Fair value of Parent Company common stock and common stock warrants issued in exchange for general and administrative expenses		114	2,689	[1]							99	718	2,689	[2]
Total general and administrative expense	751	6,146	37,216	[1]							3,119	8,752	37,967	[2]
Loss from operations	(1,905)	(12,770)	(82,947)	[1]							(5,275)	(16,625)	(84,852)	[2]
Interest income (expense)	(22)		628	[1]							(1)	5	606	[2]
Other income, net	1	2,551	6,316	[1]							1,435	4,627	6,317	[2]
Loss before provision for income taxes		(10,219)	(76,003)	[1]								(11,993)
Provision for income taxes				[1]
Net loss	$ (1,926)	$ (10,219)	$ (76,003)	[1],[3]							$ (3,841)	$ (11,993)	$ (77,929)	[2]
Basic and diluted loss per share	$ (0.04)	$ (0.28)									$ (0.19)	$ (0.67)
Weighted average common shares outstanding: basic and diluted	47,967,499	36,334,413									20,316,170	17,833,381

[1]	The statement of expenses for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.
[2]	The statement of expenses for the period from January 1, 2003 (date of inception) to March 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011($73,466) combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to March 31, 2012 ($4,463).
[3]	The statements of cash flows for the years ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with cash the flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.